PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS - Changes in assets limitation (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Balance at the beginning of the year	R$ 318,629	R$ 76,619
Effect generated by company acquisition	668
Balance at the end of the year	522,105	318,629
Asset Limitation
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Balance at the beginning of the year	1,158,707	877,393
Interest on the asset limitation	125,038	110,123
Changes in the assets limitation, except interest	(362,190)	171,191
Effect generated by company acquisition	62
Balance at the end of the year	921,617	1,158,707
Post-retirement pension plans
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Balance at the beginning of the year	54,026	46,907
Effect generated by company acquisition	(12)
Balance at the end of the year	67,148	54,026
Post-retirement pension plans | Asset Limitation
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Balance at the beginning of the year	993,754	721,123
Interest on the asset limitation	107,140	90,543
Changes in the assets limitation, except interest	(309,779)	182,088
Effect generated by company acquisition	62
Balance at the end of the year	791,177	993,754
Post-retirement health plans
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Balance at the beginning of the year	264,603	29,712
Effect generated by company acquisition	680
Balance at the end of the year	454,957	264,603
Post-retirement health plans | Asset Limitation
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Balance at the beginning of the year	164,953	156,270
Interest on the asset limitation	17,898	19,580
Changes in the assets limitation, except interest	(52,411)	(10,897)
Balance at the end of the year	R$ 130,440	R$ 164,953